RELATED PARTY TRANSACTIONS - Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
QPSL | Related Party
Related Party Transaction [Line Items]
Other liabilities	$ 526	$ 294